Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	May 31, 2014
C000092484
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
C000127229
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,497	$ 11,456	$ 11,618	$ 11,537	$ 11,537	$ 11,618	$ 11,475	$ 11,183	$ 11,273	$ 11,233	$ 11,112	$ 10,941	$ 10,770	$ 11,052	$ 11,042	$ 11,012	$ 11,022	$ 11,002	$ 10,951	$ 11,052	$ 10,851	$ 10,921	$ 10,871	$ 10,690	$ 10,901	$ 10,992	$ 11,082	$ 10,992	$ 10,971	$ 11,102	$ 10,971	$ 11,213	$ 11,153	$ 11,092	$ 11,012	$ 11,334	$ 11,444	$ 11,374	$ 11,253	$ 11,203	$ 11,132	$ 10,992	$ 10,655	$ 10,394	$ 10,343	$ 10,273	$ 10,122	$ 10,042	$ 10,022	$ 9,941	$ 9,439	$ 9,700	$ 9,750	$ 9,720	$ 9,639	$ 9,589	$ 9,549	$ 9,569	$ 9,569	$ 9,499	$ 9,489	$ 9,629	$ 9,469	$ 9,449	$ 9,428	$ 9,308	$ 9,353	$ 9,264	$ 9,373	$ 9,353	$ 9,333	$ 9,402	$ 9,343	$ 9,274	$ 9,333	$ 9,462	$ 9,422	$ 9,333	$ 9,216	$ 9,334	$ 9,285	$ 9,265	$ 9,216	$ 9,236	$ 9,206	$ 9,127	$ 9,078	$ 9,058	$ 9,019	$ 9,009	$ 8,950	$ 8,862	$ 8,980	$ 8,930	$ 8,891	$ 8,832	$ 8,842	$ 8,773	$ 8,753	$ 8,665	$ 8,576	$ 8,566	$ 8,571	$ 8,658	$ 8,610	$ 8,946	$ 9,052	$ 9,148	$ 9,360	$ 9,418	$ 9,360	$ 9,427	$ 9,350	$ 9,341	$ 9,418	$ 9,437	$ 9,549	$ 9,690	$ 9,662	$ 9,775	$ 9,671
C000120978
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000115401
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000017637
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
C000120977
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
C000092485
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000127230
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 12,457	12,371	12,339	12,346	12,296	12,247	12,108	11,978	12,004	11,947	11,853	11,871	11,756	11,774	11,704	11,700	11,632	11,443	11,529	11,419	11,336	11,380	11,344	11,136	11,427	11,529	11,693	11,725	11,716	11,791	11,732	11,725	11,687	11,683	11,664	11,671	11,631	11,636	11,563	11,553	11,476	11,440	11,383	11,222	11,178	11,187	11,057	10,945	10,768	10,382	10,148	10,782	10,767	10,737	10,681	10,630	10,622	10,605	10,567	10,547	10,499	10,483	10,435	10,398	10,338	10,197	10,266	10,236	10,289	10,277	10,244	10,244	10,238	10,215	10,196	10,185	10,127	10,052	9,982	10,075	10,018	9,996	10,005	10,007	9,930	9,907	9,853	9,936	9,926	9,926	9,887	9,826	9,867	9,800	9,730	9,680	9,680	9,590	9,600	9,563	9,464	9,484	9,516	9,546	9,506	9,583	9,642	9,662	9,678	9,668	9,668	9,653	9,634	9,605	9,698	9,669	9,707	9,732	9,723	9,713	9,679
C000017638
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000127228
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 12,391	12,342	12,568	12,381	12,381	12,450	12,281	11,982	12,039	12,011	11,885	11,711	11,528	11,788	11,779	11,750	11,779	11,759	11,698	11,819	11,614	11,707	11,651	11,484	11,651	11,754	11,828	11,754	11,735	11,875	11,765	11,931	11,894	11,839	11,765	12,015	12,107	12,061	11,950	11,885	11,885	11,774	11,616	11,486	11,417	11,391	11,330	11,244	11,252	11,226	10,846	11,166	11,209	11,166	11,120	11,077	11,027	11,018	11,001	10,916	10,925	10,976	10,883	10,849	10,832	10,781	10,719	10,611	10,594	10,536	10,519	10,553	10,511	10,453	10,553	10,677	10,602	10,561	10,489	10,609	10,553	10,553	10,521	10,529	10,489	10,441	10,400	10,352	10,312	10,296	10,238	10,151	10,238	10,182	10,166	10,159	10,166	10,103	10,127	10,071	10,023	9,968	9,908	9,892	9,799	9,915	9,931	9,939	10,071	10,047	10,009	9,954	9,931	9,900	9,814	9,744	9,814	9,853	9,837	9,837	9,752
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index $33,028
Account Value	$ 33,028	31,468	32,808	31,785	30,174	29,675	28,386	26,010	26,569	27,899	28,350	27,468	25,766	25,654	25,260	24,365	24,975	23,498	24,935	23,615	21,846	24,062	25,085	22,968	25,034	24,988	27,375	26,395	27,210	28,695	27,464	27,656	25,845	27,106	26,306	25,696	25,109	24,935	23,672	22,679	22,070	22,295	21,470	19,351	19,880	20,665	19,279	18,250	17,895	17,081	15,140	17,274	18,823	18,831	18,279	17,639	17,265	16,948	17,220	16,976	15,859	16,935	16,276	15,966	15,469	14,321	15,743	15,428	16,560	16,466	15,947	15,375	15,281	14,921	14,864	15,252	15,836	14,978	14,813	14,372	14,045	13,761	13,719	13,442	13,359	13,174	13,040	13,025	12,527	12,294	12,056	11,625	11,841	11,839	11,822	11,402	11,372	11,172	11,129	10,422	10,436	10,981	11,157	11,124	10,258	10,519	11,194	10,964	11,181	11,039	10,934	11,109	10,506	10,831	10,858	10,574	10,322	10,469	10,066	10,207	10,000
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index $33,028
Account Value	$ 33,028	31,468	32,808	31,785	30,174	29,675	28,386	26,010	26,569	27,899	28,350	27,468	25,766	25,654	25,260	24,365	24,975	23,498	24,935	23,615	21,846	24,062	25,085	22,968	25,034	24,988	27,375	26,395	27,210	28,695	27,464	27,656	25,845	27,106	26,306	25,696	25,109	24,935	23,672	22,679	22,070	22,295	21,470	19,351	19,880	20,665	19,279	18,250	17,895	17,081	15,140	17,274	18,823	18,831	18,279	17,639	17,265	16,948	17,220	16,976	15,859	16,935	16,276	15,966	15,469	14,321	15,743	15,428	16,560	16,466	15,947	15,375	15,281	14,921	14,864	15,252	15,836	14,978	14,813	14,372	14,045	13,761	13,719	13,442	13,359	13,174	13,040	13,025	12,527	12,294	12,056	11,625	11,841	11,839	11,822	11,402	11,372	11,172	11,129	10,422	10,436	10,981	11,157	11,124	10,258	10,519	11,194	10,964	11,181	11,039	10,934	11,109	10,506	10,831	10,858	10,574	10,322	10,469	10,066	10,207	10,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $113,290
Account Value	$ 113,290	111,402	114,289	113,243	114,866	115,182	110,935	106,129	107,831	110,643	111,354	111,431	111,830	113,062	112,380	109,597	112,505	109,147	109,642	105,753	107,141	111,979	115,235	112,486	114,279	113,547	118,026	121,399	122,768	125,472	125,793	125,422	125,457	126,553	126,794	125,392	124,517	124,111	123,139	124,696	126,523	127,436	127,261	126,025	126,590	126,659	127,690	125,811	125,023	124,444	122,270	122,994	120,820	118,538	118,621	118,682	118,325	118,959	115,954	115,699	114,265	112,272	112,243	110,128	110,192	109,034	107,067	106,432	107,280	107,975	107,284	107,259	107,391	106,630	107,429	106,745	107,766	109,022	108,524	108,663	108,600	109,120	108,150	107,687	107,795	106,972	106,152	106,208	105,499	105,292	105,144	107,691	108,521	108,585	108,710	108,027	106,120	106,093	105,687	104,726	103,988	102,577	102,909	103,182	103,165	102,471	102,619	101,910	103,034	103,283	103,655	103,176	104,155	102,016	101,921	101,202	100,217	100,902	99,801	100,052	100,000
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index $33,028
Account Value	$ 33,028	31,468	32,808	31,785	30,174	29,675	28,386	26,010	26,569	27,899	28,350	27,468	25,766	25,654	25,260	24,365	24,975	23,498	24,935	23,615	21,846	24,062	25,085	22,968	25,034	24,988	27,375	26,395	27,210	28,695	27,464	27,656	25,845	27,106	26,306	25,696	25,109	24,935	23,672	22,679	22,070	22,295	21,470	19,351	19,880	20,665	19,279	18,250	17,895	17,081	15,140	17,274	18,823	18,831	18,279	17,639	17,265	16,948	17,220	16,976	15,859	16,935	16,276	15,966	15,469	14,321	15,743	15,428	16,560	16,466	15,947	15,375	15,281	14,921	14,864	15,252	15,836	14,978	14,813	14,372	14,045	13,761	13,719	13,442	13,359	13,174	13,040	13,025	12,527	12,294	12,056	11,625	11,841	11,839	11,822	11,402	11,372	11,172	11,129	10,422	10,436	10,981	11,157	11,124	10,258	10,519	11,194	10,964	11,181	11,039	10,934	11,109	10,506	10,831	10,858	10,574	10,322	10,469	10,066	10,207	10,000
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index $33,028
Account Value	$ 33,028	31,468	32,808	31,785	30,174	29,675	28,386	26,010	26,569	27,899	28,350	27,468	25,766	25,654	25,260	24,365	24,975	23,498	24,935	23,615	21,846	24,062	25,085	22,968	25,034	24,988	27,375	26,395	27,210	28,695	27,464	27,656	25,845	27,106	26,306	25,696	25,109	24,935	23,672	22,679	22,070	22,295	21,470	19,351	19,880	20,665	19,279	18,250	17,895	17,081	15,140	17,274	18,823	18,831	18,279	17,639	17,265	16,948	17,220	16,976	15,859	16,935	16,276	15,966	15,469	14,321	15,743	15,428	16,560	16,466	15,947	15,375	15,281	14,921	14,864	15,252	15,836	14,978	14,813	14,372	14,045	13,761	13,719	13,442	13,359	13,174	13,040	13,025	12,527	12,294	12,056	11,625	11,841	11,839	11,822	11,402	11,372	11,172	11,129	10,422	10,436	10,981	11,157	11,124	10,258	10,519	11,194	10,964	11,181	11,039	10,934	11,109	10,506	10,831	10,858	10,574	10,322	10,469	10,066	10,207	10,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,329
Account Value	$ 11,329	11,140	11,429	11,324	11,487	11,518	11,094	10,613	10,783	11,064	11,135	11,143	11,183	11,306	11,238	10,960	11,251	10,915	10,964	10,575	10,714	11,198	11,523	11,249	11,428	11,355	11,803	12,140	12,277	12,547	12,579	12,542	12,546	12,655	12,679	12,539	12,452	12,411	12,314	12,470	12,652	12,744	12,726	12,602	12,659	12,666	12,769	12,581	12,502	12,444	12,227	12,299	12,082	11,854	11,862	11,868	11,833	11,896	11,595	11,570	11,426	11,227	11,224	11,013	11,019	10,903	10,707	10,643	10,728	10,797	10,728	10,726	10,739	10,663	10,743	10,674	10,777	10,902	10,852	10,866	10,860	10,912	10,815	10,769	10,779	10,697	10,615	10,621	10,550	10,529	10,514	10,769	10,852	10,859	10,871	10,803	10,612	10,609	10,569	10,473	10,399	10,258	10,291	10,318	10,316	10,247	10,262	10,191	10,303	10,328	10,365	10,318	10,415	10,202	10,192	10,120	10,022	10,090	9,980	10,005	10,000
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index $330,280
Account Value	$ 330,280	314,677	328,077	317,850	301,739	296,752	283,856	260,102	265,689	278,991	283,504	274,680	257,656	256,541	252,598	243,652	249,746	234,981	249,347	236,150	218,463	240,624	250,855	229,677	250,341	249,883	273,755	263,954	272,102	286,950	274,642	276,558	258,451	271,058	263,059	256,955	251,093	249,352	236,718	226,786	220,700	222,951	214,697	193,514	198,801	206,653	192,795	182,504	178,945	170,810	151,401	172,736	188,232	188,305	182,788	176,386	172,646	169,475	172,203	169,763	158,587	169,348	162,758	159,656	154,689	143,213	157,427	154,283	165,602	164,665	159,468	153,747	152,806	149,213	148,643	152,519	158,355	149,780	148,133	143,725	140,447	137,609	137,189	134,425	133,591	131,737	130,398	130,246	125,272	122,940	120,557	116,252	118,412	118,389	118,223	114,019	113,725	111,719	111,287	104,217	104,358	109,807	111,567	111,236	102,583	105,185	111,939	109,642	111,806	110,387	109,338	111,095	105,057	108,308	108,582	105,738	103,217	104,685	100,658	102,066	100,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,329
Account Value	$ 11,329	11,140	11,429	11,324	11,487	11,518	11,094	10,613	10,783	11,064	11,135	11,143	11,183	11,306	11,238	10,960	11,251	10,915	10,964	10,575	10,714	11,198	11,523	11,249	11,428	11,355	11,803	12,140	12,277	12,547	12,579	12,542	12,546	12,655	12,679	12,539	12,452	12,411	12,314	12,470	12,652	12,744	12,726	12,602	12,659	12,666	12,769	12,581	12,502	12,444	12,227	12,299	12,082	11,854	11,862	11,868	11,833	11,896	11,595	11,570	11,426	11,227	11,224	11,013	11,019	10,903	10,707	10,643	10,728	10,797	10,728	10,726	10,739	10,663	10,743	10,674	10,777	10,902	10,852	10,866	10,860	10,912	10,815	10,769	10,779	10,697	10,615	10,621	10,550	10,529	10,514	10,769	10,852	10,859	10,871	10,803	10,612	10,609	10,569	10,473	10,399	10,258	10,291	10,318	10,316	10,247	10,262	10,191	10,303	10,328	10,365	10,318	10,415	10,202	10,192	10,120	10,022	10,090	9,980	10,005	10,000
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index $33,028
Account Value	$ 33,028	31,468	32,808	31,785	30,174	29,675	28,386	26,010	26,569	27,899	28,350	27,468	25,766	25,654	25,260	24,365	24,975	23,498	24,935	23,615	21,846	24,062	25,085	22,968	25,034	24,988	27,375	26,395	27,210	28,695	27,464	27,656	25,845	27,106	26,306	25,696	25,109	24,935	23,672	22,679	22,070	22,295	21,470	19,351	19,880	20,665	19,279	18,250	17,895	17,081	15,140	17,274	18,823	18,831	18,279	17,639	17,265	16,948	17,220	16,976	15,859	16,935	16,276	15,966	15,469	14,321	15,743	15,428	16,560	16,466	15,947	15,375	15,281	14,921	14,864	15,252	15,836	14,978	14,813	14,372	14,045	13,761	13,719	13,442	13,359	13,174	13,040	13,025	12,527	12,294	12,056	11,625	11,841	11,839	11,822	11,402	11,372	11,172	11,129	10,422	10,436	10,981	11,157	11,124	10,258	10,519	11,194	10,964	11,181	11,039	10,934	11,109	10,506	10,831	10,858	10,574	10,322	10,469	10,066	10,207	10,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $11,572
Account Value	$ 11,572	11,517	11,468	11,417	11,370	11,322	11,269	11,219	11,169	11,118	11,068	11,024	10,974	10,931	10,897	10,850	10,815	10,781	10,742	10,708	10,691	10,664	10,647	10,642	10,639	10,632	10,631	10,627	10,626	10,627	10,626	10,625	10,625	10,625	10,624	10,624	10,624	10,624	10,624	10,623	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,614	10,612	10,612	10,611	10,581	10,565	10,551	10,536	10,523	10,503	10,484	10,463	10,443	10,421	10,397	10,377	10,354	10,336	10,316	10,297	10,276	10,257	10,242	10,224	10,207	10,191	10,175	10,161	10,147	10,138	10,125	10,115	10,106	10,097	10,088	10,079	10,070	10,062	10,057	10,050	10,048	10,044	10,040	10,036	10,034	10,031	10,026	10,025	10,022	10,018	10,017	10,015	10,010	10,007	10,007	10,004	10,003	10,004	10,004	10,002	10,003	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,001	10,001	10,001	10,000	10,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,329
Account Value	$ 11,329	11,140	11,429	11,324	11,487	11,518	11,094	10,613	10,783	11,064	11,135	11,143	11,183	11,306	11,238	10,960	11,251	10,915	10,964	10,575	10,714	11,198	11,523	11,249	11,428	11,355	11,803	12,140	12,277	12,547	12,579	12,542	12,546	12,655	12,679	12,539	12,452	12,411	12,314	12,470	12,652	12,744	12,726	12,602	12,659	12,666	12,769	12,581	12,502	12,444	12,227	12,299	12,082	11,854	11,862	11,868	11,833	11,896	11,595	11,570	11,426	11,227	11,224	11,013	11,019	10,903	10,707	10,643	10,728	10,797	10,728	10,726	10,739	10,663	10,743	10,674	10,777	10,902	10,852	10,866	10,860	10,912	10,815	10,769	10,779	10,697	10,615	10,621	10,550	10,529	10,514	10,769	10,852	10,859	10,871	10,803	10,612	10,609	10,569	10,473	10,399	10,258	10,291	10,318	10,316	10,247	10,262	10,191	10,303	10,328	10,365	10,318	10,415	10,202	10,192	10,120	10,022	10,090	9,980	10,005	10,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $11,572
Account Value	$ 11,572	11,517	11,468	11,417	11,370	11,322	11,269	11,219	11,169	11,118	11,068	11,024	10,974	10,931	10,897	10,850	10,815	10,781	10,742	10,708	10,691	10,664	10,647	10,642	10,639	10,632	10,631	10,627	10,626	10,627	10,626	10,625	10,625	10,625	10,624	10,624	10,624	10,624	10,624	10,623	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,614	10,612	10,612	10,611	10,581	10,565	10,551	10,536	10,523	10,503	10,484	10,463	10,443	10,421	10,397	10,377	10,354	10,336	10,316	10,297	10,276	10,257	10,242	10,224	10,207	10,191	10,175	10,161	10,147	10,138	10,125	10,115	10,106	10,097	10,088	10,079	10,070	10,062	10,057	10,050	10,048	10,044	10,040	10,036	10,034	10,031	10,026	10,025	10,022	10,018	10,017	10,015	10,010	10,007	10,007	10,004	10,003	10,004	10,004	10,002	10,003	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,001	10,001	10,001	10,000	10,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,329
Account Value	$ 11,329	11,140	11,429	11,324	11,487	11,518	11,094	10,613	10,783	11,064	11,135	11,143	11,183	11,306	11,238	10,960	11,251	10,915	10,964	10,575	10,714	11,198	11,523	11,249	11,428	11,355	11,803	12,140	12,277	12,547	12,579	12,542	12,546	12,655	12,679	12,539	12,452	12,411	12,314	12,470	12,652	12,744	12,726	12,602	12,659	12,666	12,769	12,581	12,502	12,444	12,227	12,299	12,082	11,854	11,862	11,868	11,833	11,896	11,595	11,570	11,426	11,227	11,224	11,013	11,019	10,903	10,707	10,643	10,728	10,797	10,728	10,726	10,739	10,663	10,743	10,674	10,777	10,902	10,852	10,866	10,860	10,912	10,815	10,769	10,779	10,697	10,615	10,621	10,550	10,529	10,514	10,769	10,852	10,859	10,871	10,803	10,612	10,609	10,569	10,473	10,399	10,258	10,291	10,318	10,316	10,247	10,262	10,191	10,303	10,328	10,365	10,318	10,415	10,202	10,192	10,120	10,022	10,090	9,980	10,005	10,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $115,725
Account Value	$ 115,725	115,172	114,681	114,167	113,702	113,218	112,693	112,189	111,690	111,180	110,681	110,242	109,740	109,312	108,968	108,501	108,149	107,811	107,422	107,077	106,909	106,644	106,472	106,417	106,394	106,322	106,306	106,274	106,259	106,265	106,256	106,251	106,255	106,249	106,245	106,239	106,243	106,240	106,239	106,232	106,222	106,213	106,201	106,191	106,179	106,168	106,159	106,139	106,124	106,123	106,114	105,805	105,650	105,508	105,356	105,227	105,025	104,839	104,628	104,430	104,207	103,969	103,766	103,543	103,359	103,156	102,967	102,755	102,571	102,420	102,236	102,074	101,906	101,750	101,611	101,475	101,379	101,254	101,146	101,062	100,972	100,885	100,790	100,705	100,621	100,566	100,502	100,484	100,442	100,397	100,355	100,338	100,313	100,264	100,245	100,218	100,180	100,171	100,145	100,099	100,074	100,071	100,038	100,032	100,039	100,038	100,022	100,028	100,025	100,023	100,022	100,022	100,022	100,019	100,017	100,016	100,015	100,012	100,007	100,004	100,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $11,572
Account Value	$ 11,572	11,517	11,468	11,417	11,370	11,322	11,269	11,219	11,169	11,118	11,068	11,024	10,974	10,931	10,897	10,850	10,815	10,781	10,742	10,708	10,691	10,664	10,647	10,642	10,639	10,632	10,631	10,627	10,626	10,627	10,626	10,625	10,625	10,625	10,624	10,624	10,624	10,624	10,624	10,623	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,614	10,612	10,612	10,611	10,581	10,565	10,551	10,536	10,523	10,503	10,484	10,463	10,443	10,421	10,397	10,377	10,354	10,336	10,316	10,297	10,276	10,257	10,242	10,224	10,207	10,191	10,175	10,161	10,147	10,138	10,125	10,115	10,106	10,097	10,088	10,079	10,070	10,062	10,057	10,050	10,048	10,044	10,040	10,036	10,034	10,031	10,026	10,025	10,022	10,018	10,017	10,015	10,010	10,007	10,007	10,004	10,003	10,004	10,004	10,002	10,003	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,001	10,001	10,001	10,000	10,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,329
Account Value	$ 11,329	11,140	11,429	11,324	11,487	11,518	11,094	10,613	10,783	11,064	11,135	11,143	11,183	11,306	11,238	10,960	11,251	10,915	10,964	10,575	10,714	11,198	11,523	11,249	11,428	11,355	11,803	12,140	12,277	12,547	12,579	12,542	12,546	12,655	12,679	12,539	12,452	12,411	12,314	12,470	12,652	12,744	12,726	12,602	12,659	12,666	12,769	12,581	12,502	12,444	12,227	12,299	12,082	11,854	11,862	11,868	11,833	11,896	11,595	11,570	11,426	11,227	11,224	11,013	11,019	10,903	10,707	10,643	10,728	10,797	10,728	10,726	10,739	10,663	10,743	10,674	10,777	10,902	10,852	10,866	10,860	10,912	10,815	10,769	10,779	10,697	10,615	10,621	10,550	10,529	10,514	10,769	10,852	10,859	10,871	10,803	10,612	10,609	10,569	10,473	10,399	10,258	10,291	10,318	10,316	10,247	10,262	10,191	10,303	10,328	10,365	10,318	10,415	10,202	10,192	10,120	10,022	10,090	9,980	10,005	10,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $11,572
Account Value	$ 11,572	11,517	11,468	11,417	11,370	11,322	11,269	11,219	11,169	11,118	11,068	11,024	10,974	10,931	10,897	10,850	10,815	10,781	10,742	10,708	10,691	10,664	10,647	10,642	10,639	10,632	10,631	10,627	10,626	10,627	10,626	10,625	10,625	10,625	10,624	10,624	10,624	10,624	10,624	10,623	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,614	10,612	10,612	10,611	10,581	10,565	10,551	10,536	10,523	10,503	10,484	10,463	10,443	10,421	10,397	10,377	10,354	10,336	10,316	10,297	10,276	10,257	10,242	10,224	10,207	10,191	10,175	10,161	10,147	10,138	10,125	10,115	10,106	10,097	10,088	10,079	10,070	10,062	10,057	10,050	10,048	10,044	10,040	10,036	10,034	10,031	10,026	10,025	10,022	10,018	10,017	10,015	10,010	10,007	10,007	10,004	10,003	10,004	10,004	10,002	10,003	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,001	10,001	10,001	10,000	10,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,329
Account Value	$ 11,329	11,140	11,429	11,324	11,487	11,518	11,094	10,613	10,783	11,064	11,135	11,143	11,183	11,306	11,238	10,960	11,251	10,915	10,964	10,575	10,714	11,198	11,523	11,249	11,428	11,355	11,803	12,140	12,277	12,547	12,579	12,542	12,546	12,655	12,679	12,539	12,452	12,411	12,314	12,470	12,652	12,744	12,726	12,602	12,659	12,666	12,769	12,581	12,502	12,444	12,227	12,299	12,082	11,854	11,862	11,868	11,833	11,896	11,595	11,570	11,426	11,227	11,224	11,013	11,019	10,903	10,707	10,643	10,728	10,797	10,728	10,726	10,739	10,663	10,743	10,674	10,777	10,902	10,852	10,866	10,860	10,912	10,815	10,769	10,779	10,697	10,615	10,621	10,550	10,529	10,514	10,769	10,852	10,859	10,871	10,803	10,612	10,609	10,569	10,473	10,399	10,258	10,291	10,318	10,316	10,247	10,262	10,191	10,303	10,328	10,365	10,318	10,415	10,202	10,192	10,120	10,022	10,090	9,980	10,005	10,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $11,572
Account Value	$ 11,572	11,517	11,468	11,417	11,370	11,322	11,269	11,219	11,169	11,118	11,068	11,024	10,974	10,931	10,897	10,850	10,815	10,781	10,742	10,708	10,691	10,664	10,647	10,642	10,639	10,632	10,631	10,627	10,626	10,627	10,626	10,625	10,625	10,625	10,624	10,624	10,624	10,624	10,624	10,623	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,614	10,612	10,612	10,611	10,581	10,565	10,551	10,536	10,523	10,503	10,484	10,463	10,443	10,421	10,397	10,377	10,354	10,336	10,316	10,297	10,276	10,257	10,242	10,224	10,207	10,191	10,175	10,161	10,147	10,138	10,125	10,115	10,106	10,097	10,088	10,079	10,070	10,062	10,057	10,050	10,048	10,044	10,040	10,036	10,034	10,031	10,026	10,025	10,022	10,018	10,017	10,015	10,010	10,007	10,007	10,004	10,003	10,004	10,004	10,002	10,003	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,001	10,001	10,001	10,000	10,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $115,725
Account Value	$ 115,725	115,172	114,681	114,167	113,702	113,218	112,693	112,189	111,690	111,180	110,681	110,242	109,740	109,312	108,968	108,501	108,149	107,811	107,422	107,077	106,909	106,644	106,472	106,417	106,394	106,322	106,306	106,274	106,259	106,265	106,256	106,251	106,255	106,249	106,245	106,239	106,243	106,240	106,239	106,232	106,222	106,213	106,201	106,191	106,179	106,168	106,159	106,139	106,124	106,123	106,114	105,805	105,650	105,508	105,356	105,227	105,025	104,839	104,628	104,430	104,207	103,969	103,766	103,543	103,359	103,156	102,967	102,755	102,571	102,420	102,236	102,074	101,906	101,750	101,611	101,475	101,379	101,254	101,146	101,062	100,972	100,885	100,790	100,705	100,621	100,566	100,502	100,484	100,442	100,397	100,355	100,338	100,313	100,264	100,245	100,218	100,180	100,171	100,145	100,099	100,074	100,071	100,038	100,032	100,039	100,038	100,022	100,028	100,025	100,023	100,022	100,022	100,022	100,019	100,017	100,016	100,015	100,012	100,007	100,004	100,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $113,290
Account Value	$ 113,290	111,402	114,289	113,243	114,866	115,182	110,935	106,129	107,831	110,643	111,354	111,431	111,830	113,062	112,380	109,597	112,505	109,147	109,642	105,753	107,141	111,979	115,235	112,486	114,279	113,547	118,026	121,399	122,768	125,472	125,793	125,422	125,457	126,553	126,794	125,392	124,517	124,111	123,139	124,696	126,523	127,436	127,261	126,025	126,590	126,659	127,690	125,811	125,023	124,444	122,270	122,994	120,820	118,538	118,621	118,682	118,325	118,959	115,954	115,699	114,265	112,272	112,243	110,128	110,192	109,034	107,067	106,432	107,280	107,975	107,284	107,259	107,391	106,630	107,429	106,745	107,766	109,022	108,524	108,663	108,600	109,120	108,150	107,687	107,795	106,972	106,152	106,208	105,499	105,292	105,144	107,691	108,521	108,585	108,710	108,027	106,120	106,093	105,687	104,726	103,988	102,577	102,909	103,182	103,165	102,471	102,619	101,910	103,034	103,283	103,655	103,176	104,155	102,016	101,921	101,202	100,217	100,902	99,801	100,052	100,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $11,572
Account Value	$ 11,572	11,517	11,468	11,417	11,370	11,322	11,269	11,219	11,169	11,118	11,068	11,024	10,974	10,931	10,897	10,850	10,815	10,781	10,742	10,708	10,691	10,664	10,647	10,642	10,639	10,632	10,631	10,627	10,626	10,627	10,626	10,625	10,625	10,625	10,624	10,624	10,624	10,624	10,624	10,623	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,614	10,612	10,612	10,611	10,581	10,565	10,551	10,536	10,523	10,503	10,484	10,463	10,443	10,421	10,397	10,377	10,354	10,336	10,316	10,297	10,276	10,257	10,242	10,224	10,207	10,191	10,175	10,161	10,147	10,138	10,125	10,115	10,106	10,097	10,088	10,079	10,070	10,062	10,057	10,050	10,048	10,044	10,040	10,036	10,034	10,031	10,026	10,025	10,022	10,018	10,017	10,015	10,010	10,007	10,007	10,004	10,003	10,004	10,004	10,002	10,003	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,001	10,001	10,001	10,000	10,000
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index $330,280
Account Value	$ 330,280	314,677	328,077	317,850	301,739	296,752	283,856	260,102	265,689	278,991	283,504	274,680	257,656	256,541	252,598	243,652	249,746	234,981	249,347	236,150	218,463	240,624	250,855	229,677	250,341	249,883	273,755	263,954	272,102	286,950	274,642	276,558	258,451	271,058	263,059	256,955	251,093	249,352	236,718	226,786	220,700	222,951	214,697	193,514	198,801	206,653	192,795	182,504	178,945	170,810	151,401	172,736	188,232	188,305	182,788	176,386	172,646	169,475	172,203	169,763	158,587	169,348	162,758	159,656	154,689	143,213	157,427	154,283	165,602	164,665	159,468	153,747	152,806	149,213	148,643	152,519	158,355	149,780	148,133	143,725	140,447	137,609	137,189	134,425	133,591	131,737	130,398	130,246	125,272	122,940	120,557	116,252	118,412	118,389	118,223	114,019	113,725	111,719	111,287	104,217	104,358	109,807	111,567	111,236	102,583	105,185	111,939	109,642	111,806	110,387	109,338	111,095	105,057	108,308	108,582	105,738	103,217	104,685	100,658	102,066	100,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $115,725
Account Value	$ 115,725	115,172	114,681	114,167	113,702	113,218	112,693	112,189	111,690	111,180	110,681	110,242	109,740	109,312	108,968	108,501	108,149	107,811	107,422	107,077	106,909	106,644	106,472	106,417	106,394	106,322	106,306	106,274	106,259	106,265	106,256	106,251	106,255	106,249	106,245	106,239	106,243	106,240	106,239	106,232	106,222	106,213	106,201	106,191	106,179	106,168	106,159	106,139	106,124	106,123	106,114	105,805	105,650	105,508	105,356	105,227	105,025	104,839	104,628	104,430	104,207	103,969	103,766	103,543	103,359	103,156	102,967	102,755	102,571	102,420	102,236	102,074	101,906	101,750	101,611	101,475	101,379	101,254	101,146	101,062	100,972	100,885	100,790	100,705	100,621	100,566	100,502	100,484	100,442	100,397	100,355	100,338	100,313	100,264	100,245	100,218	100,180	100,171	100,145	100,099	100,074	100,071	100,038	100,032	100,039	100,038	100,022	100,028	100,025	100,023	100,022	100,022	100,022	100,019	100,017	100,016	100,015	100,012	100,007	100,004	100,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $113,290
Account Value	$ 113,290	111,402	114,289	113,243	114,866	115,182	110,935	106,129	107,831	110,643	111,354	111,431	111,830	113,062	112,380	109,597	112,505	109,147	109,642	105,753	107,141	111,979	115,235	112,486	114,279	113,547	118,026	121,399	122,768	125,472	125,793	125,422	125,457	126,553	126,794	125,392	124,517	124,111	123,139	124,696	126,523	127,436	127,261	126,025	126,590	126,659	127,690	125,811	125,023	124,444	122,270	122,994	120,820	118,538	118,621	118,682	118,325	118,959	115,954	115,699	114,265	112,272	112,243	110,128	110,192	109,034	107,067	106,432	107,280	107,975	107,284	107,259	107,391	106,630	107,429	106,745	107,766	109,022	108,524	108,663	108,600	109,120	108,150	107,687	107,795	106,972	106,152	106,208	105,499	105,292	105,144	107,691	108,521	108,585	108,710	108,027	106,120	106,093	105,687	104,726	103,988	102,577	102,909	103,182	103,165	102,471	102,619	101,910	103,034	103,283	103,655	103,176	104,155	102,016	101,921	101,202	100,217	100,902	99,801	100,052	100,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $11,572
Account Value	$ 11,572	11,517	11,468	11,417	11,370	11,322	11,269	11,219	11,169	11,118	11,068	11,024	10,974	10,931	10,897	10,850	10,815	10,781	10,742	10,708	10,691	10,664	10,647	10,642	10,639	10,632	10,631	10,627	10,626	10,627	10,626	10,625	10,625	10,625	10,624	10,624	10,624	10,624	10,624	10,623	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,614	10,612	10,612	10,611	10,581	10,565	10,551	10,536	10,523	10,503	10,484	10,463	10,443	10,421	10,397	10,377	10,354	10,336	10,316	10,297	10,276	10,257	10,242	10,224	10,207	10,191	10,175	10,161	10,147	10,138	10,125	10,115	10,106	10,097	10,088	10,079	10,070	10,062	10,057	10,050	10,048	10,044	10,040	10,036	10,034	10,031	10,026	10,025	10,022	10,018	10,017	10,015	10,010	10,007	10,007	10,004	10,003	10,004	10,004	10,002	10,003	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,001	10,001	10,001	10,000	10,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,329
Account Value	$ 11,329	$ 11,140	$ 11,429	$ 11,324	$ 11,487	$ 11,518	$ 11,094	$ 10,613	$ 10,783	$ 11,064	$ 11,135	$ 11,143	$ 11,183	$ 11,306	$ 11,238	$ 10,960	$ 11,251	$ 10,915	$ 10,964	$ 10,575	$ 10,714	$ 11,198	$ 11,523	$ 11,249	$ 11,428	$ 11,355	$ 11,803	$ 12,140	$ 12,277	$ 12,547	$ 12,579	$ 12,542	$ 12,546	$ 12,655	$ 12,679	$ 12,539	$ 12,452	$ 12,411	$ 12,314	$ 12,470	$ 12,652	$ 12,744	$ 12,726	$ 12,602	$ 12,659	$ 12,666	$ 12,769	$ 12,581	$ 12,502	$ 12,444	$ 12,227	$ 12,299	$ 12,082	$ 11,854	$ 11,862	$ 11,868	$ 11,833	$ 11,896	$ 11,595	$ 11,570	$ 11,426	$ 11,227	$ 11,224	$ 11,013	$ 11,019	$ 10,903	$ 10,707	$ 10,643	$ 10,728	$ 10,797	$ 10,728	$ 10,726	$ 10,739	$ 10,663	$ 10,743	$ 10,674	$ 10,777	$ 10,902	$ 10,852	$ 10,866	$ 10,860	$ 10,912	$ 10,815	$ 10,769	$ 10,779	$ 10,697	$ 10,615	$ 10,621	$ 10,550	$ 10,529	$ 10,514	$ 10,769	$ 10,852	$ 10,859	$ 10,871	$ 10,803	$ 10,612	$ 10,609	$ 10,569	$ 10,473	$ 10,399	$ 10,258	$ 10,291	$ 10,318	$ 10,316	$ 10,247	$ 10,262	$ 10,191	$ 10,303	$ 10,328	$ 10,365	$ 10,318	$ 10,415	$ 10,202	$ 10,192	$ 10,120	$ 10,022	$ 10,090	$ 9,980	$ 10,005	$ 10,000